Asset Retirement Obligations - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Line Items]
Asset retirement obligations discounted rate	6.25%
Fee payable per mile of abandoned track, levied under the Canada Transportation Act	30,000
Asset retirement obligations	24	23	23
Grain-dependent branch lines Retirement Obligation Payments Time Period	2014 - 2044
Joint facility retirement obligation payments time period	31 years
Undiscounted | Grain-dependent branch lines
Asset Retirement Obligation [Line Items]
Asset retirement obligations	39	39
Undiscounted | Joint Facility
Asset Retirement Obligation [Line Items]
Asset retirement obligations	20	19
Discounted | Grain-dependent branch lines
Asset Retirement Obligation [Line Items]
Asset retirement obligations	21	20
Discounted | Joint Facility
Asset Retirement Obligation [Line Items]
Asset retirement obligations	3	3